REVENUE INFORMATION - Revenues based on geographic areas (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 3,288,296,344	$ 450,494,752	¥ 2,651,757,646	¥ 3,168,597,334
The mainland China
REVENUE INFORMATION
Revenues	2,845,174,856		2,247,593,239	2,583,843,616
Europe
REVENUE INFORMATION
Revenues	172,195,656		151,521,237	343,157,877
Others
REVENUE INFORMATION
Revenues	¥ 270,925,832		¥ 252,643,170	¥ 241,595,841